Biological Assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Summary of Changes in the Carrying Value of Biological Assets
For the years ended December 31, 2019 and 2018, the changes in the carrying value of biological assets are shown below.

	December 31, 2019	December 31, 2018
Opening balance	$755	$—
Acquired from HPI purchase (Note 14)	—	411
Cost to grow harvested and live plants	7,246	2,000
Net change in fair value less costs to sell due to biological transformation	782	418
Transferred to inventory upon harvest	(6,596)	(2,074)

Total	$2,187	$755

Biological asset [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Summary of Significant Unobservable Input and Impact on Biological Assets
The following table quantifies each significant unobservable input and also provides the impact of a 5% increase/decrease in each input would have on the fair value of biological assets:

	December 31, 2019	December 31, 2018	5% Change as of 12/31/19	5% Change as if 12/31/18
Average selling price of flower per gram	$6.30	$7.63	$109	$55
Post harvesting costs per gram	$1.75	$2.32	$21	$13
Yield per plant in grams	142	122	$109	$38
Percentage of completion	65%	46%	$108	$40